UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                       Washington DC 20549

                           FORM N-Q


          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                 REGISTERED MANAGEMENT COMPANY


          Investment Company Act file number:  811-08763

          Name of registrant: MH Elite Portfolio of Funds, Inc.

          Address: 220 Russell Avenue
                   Rahway, NJ 07065

          Agent for service: MH Elite Portfolio of Funds, Inc.
                             220 Russell Avenue
                             Rahay, NJ 07065

          Registrant's telephone number, including area code: 1-800-318-7969


Date of fiscal year end:   December 31

Date of reporting period:  September 30, 2006

Item 1:  Schedule of Investments

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds
                     Schedule of Portfolio of Investments
                              September 30, 2006


   Mutual Funds                                        Quantity         Value

 	Numeric Investors Small Cap Value	        22,212	    $  414,255
	Keeley Small Cap Value	                        16,745	       389,995
	Gartmore Small Cap CL A	                        18,777	       376,860
	Bridgeway Small Cap Value CL N	                24,618	       373,951
	Schneider Small Cap Value	                16,400	       370,798
	Royce Value Plus	                        28,221	       366,869
	Bogle Mutual Fund                               12,772	       357,239
	Bridgeway Ultra Small Company Market	        18,611	       345,232
	Royce Opportunity	                        25,448	       343,033
	Stratton Small Cap Yield	                 7,475	       339,747
	Perritt Micro Cap Opportunities	                10,242	       316,279
	James Advantage Small Cap	                13,752	       313,683
	Bjurman Micro-Cap                       	10,363	       307,567
	RS Investment Partners	                         7,840	       266,708
	William Blair Small Cap Growth	                10,286	       260,741
	Royce Value Investment	                        24,385	       245,314
	Wasatch Advisors Micro Cap                	35,215	       239,113
	Wasatch Small Cap Value                         34,098         180,380
                                                                   -----------

	Total Mutual Funds 		                             5,807,764
                                                                   -----------

   Short-Term Securities

	TD Waterhouse Money Market		                        29,974
                                                                   -----------

   Total Investments in Securities			             5,837,738

   Other assets 			                               101,671
                                                                   -----------

   Net Assets			                                  $  5,939,409

                                                                    ==========

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                           MH Elite Portfolio of Funds, Inc.

                               MH Elite Fund of Funds
                         Schedule of Portfolio of Investments
                                   September 30, 2006


   Mutual Funds 		                       Quantity	        Value

 	Dodge & Cox Stock	                         2,738	   $   412,793
	Primecap Odyssey Growth 	                29,733	       393,668
	Pioneer Cullen Value CL A	                19,934	       381,344
	American Funds Growth Fund of America F	        11,685	       373,912
	Cambiar Opportunity Inst 	                19,541	       373,033
	Brandywine Blue	                                11,628	       362,211
	Quaker Aggressive Growth CL A	                14,191	       335,471
	Schneider Value 	                        14,672	       320,579
	Hartford Capital Appreciation CL A 	         8,427	       320,564
	Excelsior Value and Restructuring	         6,496	       316,145
	ICAP Select Equity	                         7,907	       315,318
	Artisan Mid Cap Value 	                        14,272	       283,579
	Hotchkis and Wiley Mid-Cap Value CL A	         9,254	       280,291
	Janus Contrarian 	                        15,666	       263,184
	Marisco 21st Century 	                        18,423	       255,895
	Fairholme	                                 9,009	       244,865
                                                                   -----------

	Total Mutual Funds 		                             5,232,852
                                                                   -----------

   Short-Term Securities

	TD Waterhouse Money Market		                       469,819
                                                                   -----------

   Total Investments in Securities			             5,702,671

   Other assets 			                                82,038
                                                                   -----------

   Net Assets			                                   $ 5,784,709

                                                                   ===========

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                        MH Elite Portfolio of Funds, Inc.

                       MH Elite Select Portfolio of Funds
                     Schedule of Portfolio of Investments
                              September 30, 2006

   Mutual Funds and Exchange Traded Funds	       Quantity	        Value

        Profunds Ultrashort OTC Profund Inv CL 	        50,241	   $   783,262
	Profunds Ultrabear Inv CL	                48,780	       779,997
	Profunds Ultrashort Emerging Markets 	        11,004	       339,693
	American Century Long-Short Equity Inv CL       22,707	       247,729
	Prudent Global Income 	                        19,810	       243,661
	Prudent Bear	                                40,650	       237,398
	Permanent Portfolio 	                         6,610	       206,110
	Pharmaceutical Holders Depositary Receipt        2,000	       156,000
	Blackrock Health Sciences CL A	                 5,795	       149,098
	Streettracks Gold Trust 	                 2,000	       118,940
	Ishares MSCI Brazil Free Index	                 2,890	       111,496
	Ishares MSCI Mexico Free Index	                 2,500	       108,025
	Ishares MSCI Canada Free Index	                 4,200	       100,800
	T. Rowe Price Latin America	                 3,026	        95,010
	RS Global Natural RES	                         2,851	        94,051
	ICON Energy Fund	                         2,914	        92,888
	US Global Resources Fund	                 5,964	        92,745
	US Global World Precious Minerals	         3,443	        92,213
	Matthews Pacific Tiger	                         3,844	        83,193
	ProfundsUltra Japan Inv CL	                 1,180	        75,847
                                                                   -----------

	Total Mutual Funds 		                             4,208,156
                                                                   -----------

   Short-Term Securities

	TD Waterhouse Money Market		                       490,337
                                                                   -----------

   Total Investments in Securities			             4,698,493

   Other assets 			                               104,323
                                                                   -----------

   Net Assets			                                   $ 4,802,816
                                                                   ===========

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Item 2: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3:
                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




(Registrant)    MH Elite Portfolio of Funds, Inc.

By (Signature and Title)         /s/ Jeff Holcombe

                                Jeff Holcombe Vice President


Date: October 30, 2006